Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information of Inventories

	$ million
	Dec 31, 2019	Dec 31, 2018
Oil, gas and chemicals	22,654	19,516
Materials	1,417	1,601
Total	24,071	21,117